DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 5 – DERIVATIVE FINANCIAL INSTRUMENTS

	30 September	30 September	31 December
USDm	2023	2022	2022
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	7.5	(8.2)	—
Bunker swaps - fair value through profit and loss	5.3	2.2	—
Bunker swaps - hedge accounting	0.3	0.2	—

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	(1.1)	(3.7)	0.4
Interest rate swaps - hedge accounting	49.7	55.2	53.7
Total	61.7	45.7	54.1

Derivative financial instruments are recognized in the following balance sheet items:

	30 September	30 September	31 December
USDm	2023	2022	2022
Other receivables	63.1	57.6	54.5
Other liabilities	(1.4)	(11.9)	(0.4)
Total	61.7	45.7	54.1

The fair value hierarchy for the above derivative financial instruments is Level 2.

There are no changes in the methods and assumptions used in determining the fair value of the financial instruments. Please refer to the Annual Report 2022, page 169.